Fees Summary	Apr. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,015,000
Previously Paid Amount	0.00
Total Fee Amount	830.67
Total Offset Amount	0.00
Net Fee	830.67
Narrative - Max Aggregate Offering Price	$ 6,015,000
Final Prospectus	true